Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 241	$ 37
Expected pension fund contribution in 2025	$ 490
Weighted-average durations of defined benefit obligation	8 years	6 years
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 35	$ 45	$ 34
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,978	$ 1,655	$ 1,880